Fidelity NASDAQ Composite Index Tracking Stock
ETF Summary Fund: Fidelity® Nasdaq Composite® Index Tracking Stock
Investment Objective

Fidelity® Nasdaq Composite® Index Tracking Stock is an exchange-traded fund (ETF).

The ETF seeks to provide investment returns that closely correspond to the price and yield performance of the Nasdaq Composite Index (Index).

Fee Table
The following table describes the fees and expenses that are incurred when you buy and hold shares of the ETF.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Fidelity NASDAQ Composite Index Tracking Stock Class: Fidelity NASDAQ Composite Index Tracking Stock
Shareholder fees (fees paid directly from your investment)	none

Annual ETF operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual ETF Operating Expenses		Fidelity NASDAQ Composite Index Tracking Stock Class: Fidelity NASDAQ Composite Index Tracking Stock
Management fee		0.24%
Distribution and/or Service (12b-1) fees		0.09%
Other expenses		0.20%
License Fee		0.06%
Other		0.14%
Acquired fund fees and expenses		0.01%
Total annual ETF operating expenses	[1]	0.54%
Fee Waiver and/or expense reimbursement		0.23%
Total annual ETF operating expenses after fee waiver and/or expense reimbursement	[2]	0.31%
[1]	Differs from ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to waive the ETF's expenses to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.30%. This arrangement will remain in effect through January 31, 2013.

This example helps compare the cost of investing in the ETF with the cost of investing in traditional mutual funds.

Let's say, hypothetically, that the annual return for shares of the ETF is 5% and that your shareholder fees and the annual operating expenses for shares of the ETF are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Fidelity NASDAQ Composite Index Tracking Stock Class: Fidelity NASDAQ Composite Index Tracking Stock
1 year	32
3 years	150
5 years	279
10 years	655

Portfolio Turnover
The ETF pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the ETF's performance. During the most recent fiscal year, the ETF's portfolio turnover rate was 6% of the average value of its portfolio.
Principal Investment Strategies
  Using statistical sampling techniques that take into account such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth to create a portfolio of securities listed in the Index that have a similar investment profile to the entire Index.
  Normally investing at least 80% of assets in common stocks included in the Index.
  Lending securities to earn income for the ETF.

Principal Investment Risks
  Stock Market Volatility. Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments. See the statement of additional information (SAI) for a description of market sectors making up the Index.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the ETF will generally fluctuate with changes in the market value of the ETF's holdings. The ETF's shares are listed on Nasdaq and trade at market prices. Although it is expected that the market price of the ETF's shares will approximate the ETF's NAV, there is no guarantee that will be the case.
  Correlation to Index. The performance of the ETF and the Index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from the Index.
  Trading Issues. There can be no assurance that an active trading market will be maintained. Trading may be halted, for example, due to market conditions.

An investment in the ETF is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the ETF.

Performance

The following information is intended to help you understand the risks of investing in the ETF. The information illustrates the changes in the performance of the ETF's shares from year to year and compares the performance of the ETF's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com/goto/oneq for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	20.22%	June 30, 2009
Lowest Quarter Return	-24.28%	December 31, 2008

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of ETF Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of ETF shares.

For the periods ended
December 31, 2011

Average Annual Total Returns Fidelity NASDAQ Composite Index Tracking Stock	Past 1 year	Past 5 years	Life of ETF		Inception Date
Return Before Taxes Class: Fidelity NASDAQ Composite Index Tracking Stock	(0.96%)	2.28%	5.05%	[1]	Sep. 25, 2003
Return After Taxes on Distributions Class: Fidelity NASDAQ Composite Index Tracking Stock	(1.09%)	2.17%	4.93%	[1]	Sep. 25, 2003
Return After Taxes on Distributions and Sale of ETF Shares Class: Fidelity NASDAQ Composite Index Tracking Stock	(0.46%)	1.93%	4.38%	[1]	Sep. 25, 2003
Nasdaq Composite Index (reflects no deduction for fees, expenses, or taxes)	(0.83%)	2.43%	5.29%	[1]	Sep. 25, 2003
[1]	From September 25, 2003.